Credit ratings of debt securities (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of Credit ratings of debt securities [Line Items]
Trading assets	₩ 28,464,296
Financial assets designated at fair value through profit or loss(IAS39)	3,579,057
Available-for-sale financial assets	42,116,937
Held-to-maturity financial assets	24,990,680
Total	88,162,579
External credit grades
Disclosure of Credit ratings of debt securities [Line Items]
Trading assets	23,640,646
Financial assets designated at fair value through profit or loss(IAS39)	2,344,701
Available-for-sale financial assets	37,186,552
Held-to-maturity financial assets	24,990,680
Total	88,162,579
AAA
Disclosure of Credit ratings of debt securities [Line Items]
Trading assets	8,837,093
Financial assets designated at fair value through profit or loss(IAS39)	630,247
Available-for-sale financial assets	23,949,843
Held-to-maturity financial assets	20,057,480
Total	53,474,663
AA- to AA+
Disclosure of Credit ratings of debt securities [Line Items]
Trading assets	5,193,659
Financial assets designated at fair value through profit or loss(IAS39)	589,193
Available-for-sale financial assets	5,582,125
Held-to-maturity financial assets	3,956,290
Total	15,321,267
A- to A+
Disclosure of Credit ratings of debt securities [Line Items]
Trading assets	5,442,892
Financial assets designated at fair value through profit or loss(IAS39)	792,715
Available-for-sale financial assets	4,300,764
Held-to-maturity financial assets	444,711
Total	10,981,082
BBB- to BBB+
Disclosure of Credit ratings of debt securities [Line Items]
Trading assets	1,614,012
Financial assets designated at fair value through profit or loss(IAS39)	252,258
Available-for-sale financial assets	1,508,224
Held-to-maturity financial assets	166,906
Total	3,541,400
Lower than BBB-
Disclosure of Credit ratings of debt securities [Line Items]
Trading assets	275,200
Financial assets designated at fair value through profit or loss(IAS39)	0
Available-for-sale financial assets	435,651
Held-to-maturity financial assets	177,840
Total	888,691
Unrated
Disclosure of Credit ratings of debt securities [Line Items]
Trading assets	2,277,790
Financial assets designated at fair value through profit or loss(IAS39)	80,288
Available-for-sale financial assets	1,409,945
Held-to-maturity financial assets	187,453
Total	₩ 3,955,476